ASSETS AND LIABILITIES (Details 3)	Dec. 31, 2016 USD ($)
Assets Details
2017	$ 630,000
2018	630,000
2019	629,000
2020	629,000
2021	600,000
Thereafter	1,785,000
Total	$ 4,903,247